PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property And Equipment Tables
PROPERTY AND EQUIPMENT

The Company’s fixed assets as of September 30, 2014 and December 31, 2014 are as follows:

	March 31, 2015	December 31, 2014
Equipment	$291,384	$289,169
Accumulated depreciation	(286,403)	(286,063)
Total	$4,981	$3,107

	December 31,
	2014	2013
Equipment	$289,169	$285,753
Accumulated depreciation	$(286,063)	$(279,765)
Total	$3,107	$5,988